Organization and Principal Activities - Schedule of assets and liabilities of the VIE and its subsidiaries (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	¥ 860,455	¥ 1,904,674	¥ 863,118
Time deposits	273,416	80,000
Restricted cash	23,525	15,000
Short-Term Investments	2,829,462	336,217
Accounts receivable, net	441,414	260,958
Prepayments and other current assets, net	29,768	75,964
Total current assets	4,458,040	2,672,813
Non-current assets:
Property and equipment, net	13,784	4,896
Intangible assets, net	64,553	58,049
Right-of-use assets	8,566	19,335
Deferred tax assets, net	33,337	6,936
Other non-current assets, net	24,796	17,611
Total non-current assets	197,528	106,827
TOTAL ASSETS	4,655,568	2,779,640
Current liabilities
Accounts payable	17,378	10,676
Contract liabilities	63,541	117,649
Salary and welfare payable	230,039	160,690
Taxes payable	43,275	51,359
Accrued expenses and other current liabilities	777,416	586,990
Current lease liabilities	7,077	13,447
Total current liabilities	1,138,726	940,811
Non-current liabilities
Non-current lease liabilities	846	5,714
Deferred tax liabilities	169,701	46,030
Total non-current liabilities	170,547	51,744
TOTAL LIABILITIES	1,309,273	992,555
VIE
Current assets:
Cash and cash equivalents	585,882	561,777
Time deposits	80,266	80,000
Restricted cash	15,096	15,000
Short-Term Investments		21,560
Accounts receivable, net	119,148	86,501
Prepayments and other current assets, net	10,623	10,146
Total current assets	811,015	774,984
Non-current assets:
Property and equipment, net	1,457	1,568
Intangible assets, net	57,640	57,684
Right-of-use assets	848	2,856
Deferred tax assets, net	33,338	6,936
Other non-current assets, net	6,900
Total non-current assets	100,183	69,044
TOTAL ASSETS	911,198	844,028
Current liabilities
Accounts payable	5,570	3,819
Contract liabilities	63,440	117,591
Salary and welfare payable	12,029	13,209
Taxes payable	1,913	1,804
Accrued expenses and other current liabilities	577,055	522,838
Current lease liabilities	662	2,006
Amounts due to the subsidiaries of the Company, current	256,703	184,619
Total current liabilities	917,372	845,886
Non-current liabilities
Non-current lease liabilities	123	813
Deferred tax liabilities	14,333	14,795
Total non-current liabilities	14,456	15,608
TOTAL LIABILITIES	¥ 931,828	¥ 861,494